Preference Shares - Issued and Outstanding (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Class of Stock [Line Items]
Preferred stock shares issued (shares)	66,200,000	74,194,000
Preference stock issued	CAD 1,623	CAD 1,820
Preferred stock outstanding (shares)	66,200,000	74,194,000
Preferred stock outstanding	CAD 1,623	CAD 1,820
Series E
Class of Stock [Line Items]
Preference stock shares issued (shares)	0	7,994,000
Preference shares issued	CAD 0	CAD 197
Preference stock outstanding (shares)	0	7,994,000
Preference stock outstanding	CAD 0	CAD 197
Series F
Class of Stock [Line Items]
Preferred stock shares issued (shares)	5,000,000	5,000,000
Preference stock issued	CAD 122	CAD 122
Preferred stock outstanding (shares)	5,000,000	5,000,000
Preferred stock outstanding	CAD 122	CAD 122
Series G
Class of Stock [Line Items]
Preferred stock shares issued (shares)	9,200,000	9,200,000
Preference stock issued	CAD 225	CAD 225
Preferred stock outstanding (shares)	9,200,000	9,200,000
Preferred stock outstanding	CAD 225	CAD 225
Series H
Class of Stock [Line Items]
Preferred stock shares issued (shares)	7,025,000	7,025,000	10,000,000
Preference stock issued	CAD 172	CAD 172
Preferred stock outstanding (shares)	7,025,000	7,025,000
Preferred stock outstanding	CAD 172	CAD 172
Series I
Class of Stock [Line Items]
Preferred stock shares issued (shares)	2,975,000	2,975,000
Preference stock issued	CAD 73	CAD 73
Preferred stock outstanding (shares)	2,975,000	2,975,000
Preferred stock outstanding	CAD 73	CAD 73
Series J
Class of Stock [Line Items]
Preferred stock shares issued (shares)	8,000,000	8,000,000
Preference stock issued	CAD 196	CAD 196
Preferred stock outstanding (shares)	8,000,000	8,000,000
Preferred stock outstanding	CAD 196	CAD 196
Series K
Class of Stock [Line Items]
Preferred stock shares issued (shares)	10,000,000	10,000,000
Preference stock issued	CAD 244	CAD 244
Preferred stock outstanding (shares)	10,000,000	10,000,000
Preferred stock outstanding	CAD 244	CAD 244
Series M
Class of Stock [Line Items]
Preferred stock shares issued (shares)	24,000,000	24,000,000
Preference stock issued	CAD 591	CAD 591
Preferred stock outstanding (shares)	24,000,000	24,000,000
Preferred stock outstanding	CAD 591	CAD 591